LONG-TERM DEBT - Interest Rates - 10K (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2015	Dec. 31, 2013
Amended Term Loan Facility [Member] | Greater than $92,000,000 [Member] | Adjustable Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate		0.50%
Amended Term Loan Facility [Member] | Greater than $92,000,000 [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate		1.50%
Amended Term Loan Facility [Member] | Less than $92,000,000 but greater than $46,000,000 [Member] | Adjustable Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate		0.75%
Amended Term Loan Facility [Member] | Less than $92,000,000 but greater than $46,000,000 [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate		1.75%
Amended Term Loan Facility [Member] | Less Than $46,000,000 [Member] | Adjustable Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate		1.00%
Amended Term Loan Facility [Member] | Less Than $46,000,000 [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate		2.00%
2011 Term Loan [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate	2.50%		3.00%
2011 Term Loan [Member] | Adjustable Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate	1.50%
2011 Term Loan [Member] | Adjustable Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate	1.75%
2011 Term Loan [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate	2.50%
2011 Term Loan [Member] | Eurodollar [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate	0.75%
Acquisition Term Loan [Member] | Adjustable Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate	2.00%
Acquisition Term Loan [Member] | Adjustable Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate	2.00%
Acquisition Term Loan [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Basis spread on variable interest rate	3.00%
Acquisition Term Loan [Member] | Eurodollar [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate	1.00%